Acquisition of Tanker Investments Ltd. (Details) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Nov. 27, 2017 USD ($) vessel $ / shares shares	May 31, 2017 shares	Nov. 30, 2017 USD ($) $ / shares shares	Jan. 31, 2017 USD ($) shares	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 24, 2017
Business Acquisition [Line Items]
Business acquisition, equity interest issued or issuable, number of shares (in shares) | shares				269,397
Purchase price consideration				$ 5,000	$ 0	$ 0	$ 5,000
Percentage of voting interests acquired					100.00%
Total acquisition cost	$ 177,400
Suezmax Tankers
Business Acquisition [Line Items]
Number Of Vessels | vessel					2
Aframax Tanker
Business Acquisition [Line Items]
Number Of Vessels | vessel					1
LR2 Tankers [Member]
Business Acquisition [Line Items]
Number Of Vessels | vessel					2
TIL
Business Acquisition [Line Items]
Business Acquisition, Number Of Shares Acquiring | shares		27,000,000
Purchase price consideration	$ 151,300		$ 151,262
Business acquisition, share price per share agreed (in dollars per share) | $ / shares	$ 13.60
Secured debt	$ 338,900
Transaction costs	6,900
Percentage of voting interests acquired		11.30%						11.30%
Fair value	19,200
Working capital	47,100
Liabilities, excluding banking debt	47,100
Vessels	467,200
Existing time-charter contracts	200
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt	$ 337,100
TIL | Suezmax Tankers
Business Acquisition [Line Items]
Number Of Vessels | vessel	10
TIL | Aframax Tanker
Business Acquisition [Line Items]
Number Of Vessels | vessel	6
TIL | Vessels
Business Acquisition [Line Items]
Average age of acquired vessels	7 years 4 months
TIL | LR2 Tankers [Member]
Business Acquisition [Line Items]
Number Of Vessels | vessel	2
TIL | Class A
Business Acquisition [Line Items]
Share exchange (in shares) | shares		0.4
Business acquisition, equity interest issued or issuable, number of shares (in shares) | shares	11,122,193		11,122,193
Business acquisition, share price per share agreed (in dollars per share) | $ / shares	$ 13.6		$ 13.6